Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment [Text Block]

14. Property, plant and equipment

Dec. 31, 2025	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment - ROU assets[1]	Total
Balance, Jan. 1, 2025	$103.4	$863.9	$2,578.3	$3,345.3	$255.1	$7,146.0
Additions	5.2	285.6	23.4	68.4	17.7	400.3
Capitalized stripping and development	-	-	182.2	-	-	182.2
Decommissioning and restoration	-	0.3	(0.9)	0.4	-	(0.2)
Capitalized accretion and depreciation	-	2.0	-	-	(2.0)	-
Transfers and other movements	-	(117.5)	3.7	108.2	5.6	-
Disposals	(1.1)	(0.6)	-	(13.4)	(5.0)	(20.1)
Impairment reversal (note 6f)	-	322.3	-	-	-	322.3
Effects of movements in exchange rates	1.4	3.8	55.9	58.3	2.1	121.5
Balance, Dec. 31, 2025	108.9	1,359.8	2,842.6	3,567.2	273.5	8,152.0

Accumulated depreciation
Balance, Jan. 1, 2025	-	-	1,274.4	1,524.6	165.6	2,964.6
Depreciation for the year	-	-	225.2	208.0	28.9	462.1
Disposals	-	-	-	(10.0)	(4.0)	(14.0)
Effects of movement in exchange rates	-	-	23.4	21.1	0.9	45.4
Balance, Dec. 31, 2025	-	-	1,523.0	1,743.7	191.4	3,458.1
Net book value	$108.9	$1,359.8	$1,319.6	$1,823.5	$82.1	$4,693.9
[1] Includes $5.3 million of capital works in progress - ROU assets (costs) that relate to the Arizona business unit

Dec. 31, 2024	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment- ROU assets[1]	Total
Balance, Jan. 1, 2024	$96.9	$804.6	$2,482.7	$3,274.2	$243.5	$6,901.9
Additions	8.6	239.4	14.5	37.7	25.5	325.7
Capitalized stripping and development	-	-	160.5	-	-	160.5
Decommissioning and restoration	-	-	13.5	(18.2)	-	(4.7)
Capitalized accretion and depreciation	-	2.2	-	-	(1.6)	0.6
Transfers and other movements	-	(168.4)	(3.7)	174.6	(2.5)	-
Disposals	-	(11.9)	-	(23.7)	(6.4)	(42.0)
Effects of movements in exchange rates	(2.1)	(2.0)	(89.2)	(99.3)	(3.4)	(196.0)
Balance, Dec. 31, 2024	103.4	863.9	2,578.3	3,345.3	255.1	7,146.0

Accumulated depreciation
Balance, Jan. 1, 2024	-	-	1,093.9	1,348.9	143.1	2,585.9
Depreciation for the year	-	-	216.0	216.8	24.0	456.8
Disposals	-	-	-	(9.4)	(1.0)	(10.4)
Effects of movement in exchange rates	-	-	(35.5)	(31.7)	(0.5)	(67.7)
Balance, Dec. 31, 2024	-	-	1,274.4	1,524.6	165.6	2,964.6
Net book value	$103.4	$863.9	$1,303.9	$1,820.7	$89.5	$4,181.4

[1] Includes $3.8 million of capital works in progress - ROU assets (costs) that relate to the Arizona business unit.

On a quarterly basis, management assesses for internal and external indicators of impairment and impairment reversal. During the third quarter of 2025, management identified Mitsubishi's agreement to acquire a 30% interest of Copper World to be an indicator of impairment reversal for Arizona CGU.

As a result, a $322.3 million full reversal of the previously recorded impairment was recorded, as the recoverable amount of the Arizona CGU exceeded the current carrying value (note 6f).